ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 10, 2023	Jul. 01, 2019	Sep. 30, 2025	Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, state or country code			NY	NY
Date of incorporation			Dec. 29, 2014	Dec. 29, 2014
Stock Purchase Agreement [Member] | Dazhong 368 Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares transferred to buyer		9,000,000
Equity ownership percentage		90.00%
Stock Purchase Agreement [Member] | MR Barry Wan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares transferred to buyer	29,215,000
Equity ownership percentage	97.00%
Stock purchase price	$ 400,000.00
Common stock outstanding	29,995,000